OTHER FEES AND COMMISSIONS	12 Months Ended
Dec. 31, 2015
Fees And Commissions [Abstract]
OTHER FEES AND COMMISSIONS
NOTE 27: OTHER FEES AND COMMISSIONS
Other fees and commissions for the years ended December 31, comprised:
	2013	2014	2015
Continuing operations	(EUR in millions)
Custody, brokerage & investment banking	32	32	23
Retail lending fees	16	15	13
Corporate lending fees	130	132	116
Banking fees & similar charges	118	118	110
Fund management fees	15	15	12
Total	311	312	274